UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: April 30

Date of reporting period:  October 31, 2011

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

WCM Focused International Growth Fund
(Investor Class: WCMRX)
(Institutional Class: WCMIX)

SEMI-ANNUAL REPORT
October 31, 2011

Table of Contents

Fund Expenses	1
Schedule of Investments	3
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	11
Supplemental Information	17

This report and the financial statements contained herein are provided for the general information of the shareholders of the WCM Focused International Growth Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

WCM Focused International Growth Fund
FUND EXPENSES – October 31, 2011 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Investor Class only); and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 5/31/11 to 10/31/11 for Institutional class and 8/31/11 to 10/31/11 for Investor class.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/31/11#	Ending Account Value 10/31/11	Expenses Paid During Period* 5/31/11 – 10/31/11
Institutional Class
Actual Performance	$1,000.00	$901.00	$4.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.79	$5.26

# Inception date of Institutional Class

* Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Institutional Class multiplied by the average account value over the period, multiplied by 154/365 (to reflect the period from inception).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

WCM Focused International Growth Fund
FUND EXPENSES – October 31, 2011 (Unaudited)
Continued

	Beginning Account Value 8/31/11#	Ending Account Value 10/31/11	Expenses Paid During Period* 8/31/11 – 10/31/11
Investor Class
Actual Performance	$1,000.00	$899.40	$2.37
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.50	$2.53

# Inception date of Investor Class

*Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Investor Class multiplied by the average account value over the period, multiplied by 61/365 (to reflect the period from inception).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

WCM Focused International Growth Fund
Schedule of Investments
October 31, 2011 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 87.9%
	ARGENTINA - 4.4%
101,145	Arcos Dorados Holdings, Inc. - Cl. A	$2,366,793

	BERMUDA - 2.0%
40,595	Lazard Ltd. - Cl. A	1,109,867

	BRAZIL - 2.4%
38,735	Cia de Bebidas das Americas - ADR	1,306,144

	BRITAIN - 2.1%
40,574	ARM Holdings PLC - ADR	1,139,724

	CANADA - 7.4%
24,447	Canadian National Railway Co.	1,917,134
44,330	Potash Corp of Saskatchewan, Inc.	2,098,139
		4,015,273

	CHINA - 4.0%
15,588	Baidu, Inc. - ADR*	2,185,126

	DENMARK - 8.4%
18,243	Novo Nordisk A/S - ADR	1,939,231
17,505	Novozymes A/S - B Shares	2,622,039
		4,561,270

	FRANCE - 6.7%
21,168	L'Oreal S.A. - ADR	2,337,648
7,679	LVMH Moet Hennessy Louis Vuitton S.A. - ADR	1,277,708
		3,615,356

	HONG KONG - 5.2%
1,429,462	Li & Fung Ltd. - ADR	2,796,805

	INDIA - 3.1%
28,820	Infosys Ltd. - ADR	1,688,564

	ISRAEL - 3.2%
42,145	Teva Pharmaceutical Industries Ltd. - ADR	1,721,623

	JAPAN - 2.5%
8,358	FANUC Corp.	1,382,309

	MEXICO - 6.4%
13,405	Coca-Cola Femsa SAB de CV - ADR	1,200,418
873,350	Wal-Mart de Mexico SAB de CV - ADR	2,254,969
		3,455,387

WCM Focused International Growth Fund
Schedule of Investments
October 31, 2011 (Unaudited)

Number of Shares		Value
	NETHERLANDS - 3.9%
19,318	Core Laboratories N.V.	$2,091,367

	SWITZERLAND - 20.3%
88,210	ABB Ltd. - ADR	1,659,230
34,940	ACE Ltd.	2,520,921
5	Cie Financiere Richemont S.A. - ADR	28
24,237	Cie Financiere Richemont S.A. - Cl. A	1,387,456
33,092	Nestle S.A. - ADR	1,918,869
29,275	Novartis A.G. - ADR	1,653,159
1,071	SGS S.A.	1,842,344
21	SGS S.A. - ADR	356
		10,982,363

	TAIWAN - 4.1%
177,190	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,236,138

	UNITED STATES - 1.8%
35,584	Coca-Cola Enterprises, Inc.	954,363

	TOTAL COMMON STOCKS
	(Cost $45,800,995)	47,608,472

	SHORT-TERM INVESTMENT - 8.9%
4,852,102	Fidelity Institutional Money Market Fund, 0.15%†	4,852,102

	TOTAL SHORT-TERM INVESTMENT
	(Cost $4,852,102)	4,852,102

	TOTAL INVESTMENTS - 96.8%
	(Cost $50,653,097)	52,460,574
	Other Assets in Excess of Liabilities - 3.2%	1,712,258
	TOTAL NET ASSETS - 100%	$54,172,832

ADR - American Depository Receipt.
PLC - Public Limited Company.

* No dividends paid on security.
† The rate quoted is the annualized seven-day yield as of the Fund's period end.

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
SUMMARY OF INVESTMENTS
As of October 31, 2011 (Unaudited)
Percent of
Security Type/Sector	Total Net Assets
Common Stocks
Consumer Staples	18.4%
Consumer Discretionary	14.5%
Information Technology	13.4%
Industrials	12.5%
Health Care	9.8%
Materials	8.7%
Financials	6.7%
Energy	3.9%
Total Common Stocks	87.9%
Short-Term Investments	8.9%
Total Investments	96.8%
Other Assets in Excess of Liabilities	3.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

WCM Focused International Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2011 (Unaudited)

ASSETS
Investments in securities, at value (cost $50,653,097)	$52,460,574
Receivables:
Investment shares sold	3,791,542
Dividends and interest	10,800
Offering costs	12,696
Prepaid expenses	26,007
Total assets	56,301,619

LIABILITIES
Payables:
Investment securities purchased	2,078,214
Due to Advisor	10,704
Shareholder servicing plan fees (Note 7)	1,201
Distribution fees (Note 8)	39
Fund shares redeemed	8,923
Fund accounting fees	7,798
Transfer agent fees	5,776
Administration fees	4,599
Custody fees	1,157
Accrued other expenses	10,376
Total liabilities	2,128,787

NET ASSETS	$54,172,832

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$52,544,941
Accumulated net investment loss	(19,498)
Accumulated net realized loss on investments and foreign currency transactions	(160,088)
Net unrealized appreciation on investments	1,807,477
Net Assets	$54,172,832

Investor Class:
Net assets applicable to shares outstanding	$164,203
Shares of beneficial interest issued and outstanding	18,241
Offering and redemption price per share	$9.00

Institutional Class:
Net assets applicable to shares outstanding	$54,008,629
Shares of beneficial interest issued and outstanding	5,996,830
Offering and redemption price per share	$9.01

WCM Focused International Growth Fund
STATEMENT OF OPERATIONS
For the Period May 31, 2011* through October 31, 2011
(Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $7,320)	$47,741
Interest	1,037
Total income	48,778

Expenses
Advisory fee	46,018
Shareholder servicing plan fees (Note 7)	5,811
Distribution fees (Note 8)	39
Administration fees	15,213
Transfer agent fees	14,677
Offering costs	14,241
Fund accounting fees	13,998
Registration fees	13,242
Audit fees	6,851
Custody fees	5,015
Legal fees	4,180
Chief Compliance Officer fees	3,762
Shareholder reporting fees	1,585
Trustees fees and expenses	1,386
Insurance fees	115
Miscellaneous expenses	854
Total expenses	146,987
Advisory fee waived	(46,018)
Other expenses waived	(32,693)
Net expenses	68,276
Net investment loss	(19,498)

Realized and Unrealized Gain (Loss) from Investments
Net realized loss on investments	(160,092)
Net realized gain on foreign currency transactions	4
Net unrealized appreciation on investments	1,807,477
Net increase from payments by affiliates (Note 3)	1,149
Net realized and unrealized gain on investments	1,648,538

Net Increase in Net Assets from Operations	$1,629,040

*Commencement of operations.

WCM Focused International Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period
May 31, 2011*
to October 31, 2011
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
Operations
Net investment loss	$(19,498)
Net realized loss on investments	(160,092)
Net realized gain on foreign currency transactions	4
Net change in unrealized appreciation on investments	1,807,477
Net increase from payments by affiliates (Note 3)	1,149
Net increase in net assets resulting from operations	1,629,040

Capital Transactions - Investor Class
Net proceeds from shares sold	165,076
Reinvestment of distributions	-
Cost of shares redeemed	-
Total Investor Class	165,076

Capital Transactions - Institutional Class
Net proceeds from shares sold	54,303,569
Reinvestment of distributions	-
Cost of shares redeemed1	(1,924,853)
Total Institutional Class	52,378,716
Net change in net assets from capital transactions	52,543,792

Total increase in net assets	54,172,832

Net Assets
Beginning of period	-
End of period	$54,172,832

Accumulated net investment loss	$(19,498)

Capital Share Transactions - Investor Class
Shares sold	18,241
Shares reinvested	-
Shares redeemed	-
Net increase in Investor Class	18,241

Capital Share Transactions - Institutional Class
Shares sold	6,217,981
Shares reinvested	-
Shares redeemed	(221,151)
Net increase in Institutional Class	5,996,830
Net increase in capital share transactions	6,015,071

*Commencement of operations.
1Net of redemption fees of $4,680.

WCM Focused International Growth Fund
FINANCIAL HIGHLIGHTS - Investor Class

Per share operating performance
For a capital share outstanding throughout the Period

	For the Period
	August 31, 2011*
	to October 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss income	(0.01)	1
Net realized and unrealized loss on investments
and foreign currency	(0.99)
Total from investment operations	(1.00)

Net asset value, end of period	$9.00

Total return	(10.06)	2

Ratios and Supplemental Data
Net assets, end of period	$54,009

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.33%	3
After fees waived and expenses absorbed	1.50%	3
Ratio of net investment loss income to average net assets:
Before fees waived and expenses absorbed	(1.62)	3
After fees waived and expenses absorbed	(0.79)	3

Portfolio turnover rate	6%	2

*	Commencement of Operations
1	Calculated based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

WCM Focused International Growth Fund
FINANCIAL HIGHLIGHTS - Institutional Class

Per share operating performance
For a capital share outstanding throughout the Period

	For the Period
	May 31, 2011*
	to October 31, 2011
	(Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment loss income	(0.01)	1
Net realized and unrealized loss on investments
and foreign currency	(0.98)
Total from investment operations	(0.99)

Net asset value, end of period	$9.01

Total return	(9.90)	2

Ratios and Supplemental Data
Net assets, end of period	$164

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.68%	3
After fees waived and expenses absorbed	1.24%	3
Ratio of net investment loss income to average net assets:
Before fees waived and expenses absorbed	(1.79)	3
After fees waived and expenses absorbed	(0.34)	3

Portfolio turnover rate	6%	2

*	Commencement of Operations
1	Calculated based on average shares outstanding for the period.
2	Not annualized.
3	Annualized.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS-October 31, 2011
(Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation.  The Fund offers two classes of shares, Investor Class and Institutional Class.  The Institutional Class shares commenced operations on May 31, 2011.  The Investor Class shares commenced operations on August 31, 2011.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except the certain expenses, subject to the approval of the Trustees.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date.  Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS-October 31, 2011
(Unaudited) - Continued

each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

The Fund incurred offering costs of approximately $48,292 which are being amortized over a one-year period from May 31, 2011 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination.  A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the period May 31, 2011 (commencement of operations) through October 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS-October 31, 2011
(Unaudited) - Continued

(e) Distributions to Shareholders
The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(f) Class allocations
The two classes represent interests in the same portfolio of investments and have the same rights. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with WCM Investment Management (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.85% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.50% and 1.25% of the Fund's average daily net assets for Investor Class and Institutional Class, respectively until August 31, 2012.

For the period May 31, 2011 (commencement of operations) through October 31, 2011, the Advisor waived all of its advisory fees and reimbursed other expenses totaling $78,711.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed, if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.  At October 31, 2011, the amount of these potentially recoverable expenses was $78,711. The advisor may recapture a portion of the amounts no later than April 30, 2015.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

The Advisor reimbursed the Fund $1,149 for losses as a result of a trade error.  This reimbursement had no impact to the Fund’s performance.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 31, 2011 (commencement of operations) through October 31, 2011, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS-October 31, 2011
(Unaudited) - Continued

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 31, 2011 (commencement of operations) through October 31, 2011, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At October 31, 2011, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of Investments	$50,698,278

Gross Unrealized Appreciation	$2,664,549
Gross Unrealized Depreciation	(902,230)
Net Unrealized Appreciation/(Depreciation) on Investments	$1,762,319

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 5 – Redemptions Fee
The Funds may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the period May 31, 2011 (commencement of operations) through October 31, 2011, the Fund received $4,680 in redemption fees with respect to the Institutional Class.

Note 6 – Investment Transactions
For the period May 31, 2011 (commencement of operations) through October 31, 2011, purchases and sales of investments, excluding short-term investments, were $46,796,007 and $860,915, respectively.

Note 7 – Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the period May 31, 2011 (commencement of operations) through October 31, 2011 shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Fund to pay distribution fees for the sale and distribution of its shares. With respect to the Investor Class, the Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.  The Institutional Class does not pay any distribution fees.

For the period August 31, 2011 (commencement of operations of the Investor Class) through October 31, 2011 distribution fees incurred are disclosed on the Statement of Operations.

Note 9 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 10 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS-October 31, 2011
(Unaudited) - Continued

determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of October 31, 2011, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Other Significant Observable Inputs)	Level 3* (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$47,608,472	$-	$-	$47,608,472
Short-Term Investments	4,852,102	-	-	4,852,102
Total Investments, at Value	$52,460,574	$-	$-	$52,460,574

*The Fund did not hold any Level 2 or 3 securities as of October 31, 2011.

1 All common stocks held in the Fund are Level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.  There were no significant transfers into and out of Level 1, 2, and 3 as of October 31, 2011.

WCM Focused International Growth Fund
NOTES TO FINANCIAL STATEMENTS-October 31, 2011
(Unaudited) - Continued

Note 11 – Improving Disclosures about Fair Value Measurements
In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements’ in GAAP and the International Financial Reporting Standards (“IFRSs’).  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

Note 12 – Events Subsequent to the Period End
The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with WCM Investment Management

At an in-person meeting held on March 30-31, 2011, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and WCM Investment Management (“WCM”) with respect to the WCM Focused International Growth Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from WCM and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by WCM to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of WCM’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of WCM were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.  The Board also considered information given to them by representatives of WCM in a presentation at the Board meeting.  The Board reviewed the materials and various matters concerning WCM and the Fund, including those that had been discussed at the Board meeting.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by WCM and discussed the specific responsibilities of WCM under the Advisory Agreement.  The Board and the Independent Trustees also considered information regarding the resources that WCM would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments.  In addition, they considered information about WCM’s investment philosophy and process, its research process and its brokerage and trading practices.  The Board also reviewed the composite performance of accounts managed by WCM using the same strategies it proposed to use with respect to the Fund (WCM’s focused growth international composite), and noted that the composite returns were higher than the returns of the composite’s benchmark, the MSCI EAFE Index, each year.  The Board further noted that WCM would provide the Fund with a reasonable potential for good investment results, and the nature of WCM’s investments was acceptable.  Based on its review, the Board concluded that WCM would have the capabilities, resources and personnel necessary to manage the Fund.

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee (gross of fee waivers by WCM) and total expenses (net of fee waivers by WCM) for the Fund.  They noted that after discussion with WCM, WCM had agreed to lower the advisory fees to be paid by the Fund and the Fund’s expense cap such that the advisory fees and total expense cap were lower than the averages of the funds in the Fund’s peer group (based on Morningstar’s “Foreign Large Growth Blend” category).  The Board also considered WCM’s standard fees for clients

WCM Focused International Growth Fund
SUPPLEMENTAL INFORMATION (Unaudited)

in its Focused Growth International strategy and noted that the Fund’s fees were lower than WCM’s standard fees, and further, that WCM had agreed to cap the Fund’s expenses.  The Board (including the Independent Trustees) determined that the compensation to be paid to WCM was fair and equitable to the Fund and the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by WCM.

Profitability of Advisory Agreement

The Board reviewed WCM’s estimated profitability with respect to the Fund in its first year of operations and noted that WCM anticipated subsidizing the Fund during that year.

Economies of Scale

The Board and the Independent Trustees considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and other considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

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Investment Advisor
WCM Investment Management
281 Brooks Street
Laguna Beach, California 92651

Independent Counsel
Bingham McCutchen LLP
355 S. Grand Avenue, Suite 4400
Los Angeles, California 90071

Independent Registered Public Accounting Firm
Tait, Weller & Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
WCM Focused International Growth Fund – Investor Class	WCMRX	461418 386
WCM Focused International Growth Fund – Institutional Class	WCMIX	461418 444

Privacy Principles of the WCM Focused International Growth Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the WCM Focused International Growth Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund (toll-free) at 888-988-9801, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (toll-free) at 888-988-9801, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  www.sec.gov or by calling the Fund (toll-free) at 888-988-9801.  The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

WCM Focused International Growth Fund
P.O. Box 2175
Milwaukee, WI 53201
Toll Free: 888-988-9801

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 3, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	January 3, 2012

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	January 3, 2012